Segment Reporting - Schedule of Operating Segments (Details) - Operating Segments [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segments [Line Items]
Revenues	$ (2,943,681)	$ 7,096,522
Commissions and fees	313	748,500
Compensation and benefits	825,226	2,048,134
Occupancy	118,190	433,049
Communication and technology	859,907	2,420,246
General and administrative	339,662	538,650
Professional fees	861,134	3,445,938
Service fees	309,310	1,169,607
Interest	342,634	403,035
Depreciation	1,195,686	1,224,133
Marketing	27,739	2,182,402
Change in fair value of warrant liabilities	(123,188)	8,438
Change in fair value of digital assets	(119,810)
Other operating expenses	4,345	206,544
Total operating expenses	4,641,148	14,828,676
Income (loss) from operations	(7,584,829)	(7,732,154)
Total segment assets	46,888,129	49,095,170
Futures and securities brokerage services [Member]
Schedule of Operating Segments [Line Items]
Revenues		366,767
Commissions and fees		248,090
Compensation and benefits	148,022	538,722
Occupancy	44,756	29,930
Communication and technology	53,085	217,983
General and administrative	37,794	111,118
Professional fees	31,845	14,543
Service fees
Interest
Depreciation	336	335
Marketing		808
Change in fair value of warrant liabilities
Change in fair value of digital assets
Other operating expenses	(12,469)	3,120
Total operating expenses	303,369	1,164,649
Income (loss) from operations	(303,369)	(797,882)
Total segment assets	4,299,260	3,925,366
CFD trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	322	356,901
Commissions and fees
Compensation and benefits
Occupancy	1,200	1,200
Communication and technology	65,990	229,767
General and administrative	1,976	11,902
Professional fees	30,108	77,071
Service fees	62,522	199,629
Interest
Depreciation	397,500	397,500
Marketing
Change in fair value of warrant liabilities
Change in fair value of digital assets
Other operating expenses
Total operating expenses	559,296	917,069
Income (loss) from operations	(558,974)	(560,168)
Total segment assets	16,212,632	21,487,847
TRS trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	(3,531,641)	879,275
Commissions and fees		70,504
Compensation and benefits
Occupancy	1,200	1,200
Communication and technology	65,990	229,767
General and administrative	1,976	11,902
Professional fees	30,108	77,071
Service fees	73,394	147,172
Interest	1,936	198,151
Depreciation	397,500	397,500
Marketing
Change in fair value of warrant liabilities
Change in fair value of digital assets
Other operating expenses
Total operating expenses	572,104	1,133,267
Income (loss) from operations	(4,103,745)	(253,992)
Total segment assets	16,755,929	20,196,123
OTC Stock option trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	4,950	4,389,223
Commissions and fees
Compensation and benefits
Occupancy	1,200	1,200
Communication and technology	65,990	229,767
General and administrative	1,976	11,902
Professional fees	30,108	77,071
Service fees	73,394	147,172
Interest
Depreciation	397,500	397,500
Marketing
Change in fair value of warrant liabilities
Change in fair value of digital assets
Other operating expenses
Total operating expenses	570,168	864,612
Income (loss) from operations	(565,218)	3,524,611
Total segment assets
Other [Member]
Schedule of Operating Segments [Line Items]
Revenues	582,688	1,104,356
Commissions and fees	313	429,906
Compensation and benefits	677,204	1,509,412
Occupancy	69,834	399,519
Communication and technology	608,852	1,512,962
General and administrative	295,940	391,826
Professional fees	738,965	3,200,182
Service fees	100,000	675,634
Interest	340,698	204,884
Depreciation	2,850	31,298
Marketing	27,739	2,181,594
Change in fair value of warrant liabilities	(123,188)	8,438
Change in fair value of digital assets	(119,810)
Other operating expenses	16,814	203,424
Total operating expenses	2,636,211	10,749,079
Income (loss) from operations	(2,053,523)	(9,644,723)
Total segment assets	$ 9,620,308	$ 3,485,834